Note 22 - Changes in Equity - Treasury Shares (Details) - BRL (R$) shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance, treasury shares acquired/realized (in shares)	0.2	3.6
Balance, treasury shares acquired/realized, amount	R$ (3.2)	R$ (68.2)
Balance, treasury shares (in shares)	(938.5)	(887.0)
Balance, treasury shares, amount	R$ (941.7)	R$ (955.2)
Changes during the year, treasury shares acquired/realized (in shares)	5.6	(3.4)
Changes during the year, treasury shares acquired/realized, amount	R$ (95.1)	R$ 65.0
Changes during the year, treasury shares (in shares)	(1.0)	(51.5)
Changes during the year, treasury shares, amount	R$ (96.1)	R$ 13.5
Balance, treasury shares acquired/realized (in shares)	5.8	0.2
Balance, treasury shares acquired/realized, amount	R$ (98.3)	R$ (3.2)
Balance, treasury shares (in shares)	(939.5)	(938.5)
Balance, treasury shares, amount	R$ (1,037.8)	R$ (941.7)